Underwriting Income from Insurance Business (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Premiums and Surcharges Accrued	22,292,484	23,819,431	22,902,633
Claims Accrued	(3,925,965)	(4,365,154)	(3,313,251)
Redemptions	(79,868)	(62,040)	(49,526)
Fixed and Periodic Annuities	(31,292)	(36,754)	(39,952)
Production and Operating Expenses	(4,389,682)	(4,774,054)	(3,455,541)
Other Income and Expenses	(174,946)	(264,235)	(192,555)
Total	13,690,731	14,317,194	15,851,808